Defined Benefit Plans - Summary of Breakdown of Plan Assets for Retirement of Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [Line Items]
Equity instruments		€ 154
Debt instrument	990	1,167
Real estate	142	110
Derivatives	(3)	16
Investment funds	3,069	2,451
Other	518	567
At December 31	€ 4,717	€ 4,466
Equity instruments	0.00%	3.00%
Debt instrument	21.00%	26.00%
Real estate	3.00%	2.00%
Derivatives	0.00%	0.00%
Investment funds	65.00%	55.00%
Other	11.00%	13.00%
At December 31	100.00%	100.00%
Quoted Plan Assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments		€ 154
Debt instrument	603	450
Real estate
Derivatives
Investment funds		2
Other	2	3
At December 31	605	610
Unquoted plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments
Debt instrument	387	717
Real estate	142	110
Derivatives	(3)	16
Investment funds	3,069	2,449
Other	516	563
At December 31	€ 4,112	€ 3,856